TRADE RECEIVABLES, NET (Schedule of Analysis of Past Due but Not Impaired Trade Receivables) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of provision matrix [line items]
Trade receivables	$ 30,547	$ 19,743
Neither past due nor impaired [Member]
Disclosure of provision matrix [line items]
Trade receivables	29,692	17,769
Past due trade receivables with aging of Up to 30 Days [Member]
Disclosure of provision matrix [line items]
Trade receivables	680	1,891
Past due trade receivables with aging of 30-60 Days [Member]
Disclosure of provision matrix [line items]
Trade receivables	21	24
Past due trade receivables with aging of 60-90 Days [Member]
Disclosure of provision matrix [line items]
Trade receivables	152	43
Past due trade receivables with aging of 90-120 Days [Member]
Disclosure of provision matrix [line items]
Trade receivables	2	6
Past due trade receivables with aging of Over 120 days [Member]
Disclosure of provision matrix [line items]
Trade receivables		$ 10